Stock-based compensation - Assumptions Used to Estimate Fair Value of Stock Options Granted (FY) (Details) - Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	36.60%	56.30%	45.00%
Expected term	6 years 1 month 6 days	8 years 6 months	9 years 4 months 24 days
Risk-free interest rate	3.00%	0.90%	0.43%